EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
Schedule of earnings per share

	December 31,
	2014	2013
Basic:
Net income	$2,102	$903
Distributed earnings allocated to participated securities	(20)	—
Undistributed income allocated to participated securities	(9)	—
Earnings allocated to common shareholders	2,073	903

Weighted common shares outstanding including participating securities	2,204,803	2,288,379
Less: Participating securities	(34,729)	—
Weighted-average common shares outstanding	2,170,074	2,288,379

Basic earnings per common share	$0.96	$0.39

Diluted:
Net earnings allocated to common stock	$2,073	$903

Weighted average shares for basic	2,170,074	2,288,379
Diluted effects:
Stock options	—	—
Stock awards	—	—
Diluted weighted-average shares for basic	2,170,074	2,288,379

Diluted earnings per common share	$0.96	$0.39